Shareholders' Equity - Summary of Convertible Preferred Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Shares Authorized		104,854,673
Shares Outstanding	0	104,854,673
Liquidation preference		$ 231,421
Carrying value		$ 230,931
Series A Preferred Shares
Class Of Stock [Line Items]
Shares Authorized		28,250,000
Shares Outstanding		28,250,000
Liquidation preference		$ 36,725
Carrying value		$ 36,725
Series B Preferred Shares
Class Of Stock [Line Items]
Shares Authorized		52,192,070
Shares Outstanding		52,192,070
Liquidation preference		$ 124,615
Carrying value		$ 124,312
Series C Preferred Shares
Class Of Stock [Line Items]
Shares Authorized		24,412,603
Shares Outstanding		24,412,603
Liquidation preference		$ 70,081
Carrying value		$ 69,894